Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 28,762,636	$ 5,310,936
Increase in trade accounts receivable	1,496,824	705,003
Increase in deferred revenue	1,564,978	(62,021)
Deferred charges, net	142,898		$ 0
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	27,635,487	5,310,936
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	693,471	0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 433,678	$ 0